Note 26 - Impairment Testing of Goodwill and Intangible Assets With Indefinite Lives - Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Goodwill	$ 300,673	$ 289,201
Brand	30,205	31,154
	401,926	357,987
Goodwill and brand names [member]
Statement Line Items [Line Items]
	330,878	320,355
GERMANY
Statement Line Items [Line Items]
Goodwill	5,395
Brand
GERMANY | Goodwill and brand names [member]
Statement Line Items [Line Items]
	5,395
Consumer division [member]
Statement Line Items [Line Items]
Goodwill	147,252	146,669
Brand		16,491
Consumer division [member] | Goodwill and brand names [member]
Statement Line Items [Line Items]
		163,160
Consumer division [member] | The North America [member]
Statement Line Items [Line Items]
Goodwill	128,502
Brand	15,405
Consumer division [member] | The North America [member] | Goodwill and brand names [member]
Statement Line Items [Line Items]
	143,907
Consumer division [member] | UNITED KINGDOM
Statement Line Items [Line Items]
Goodwill	13,355
Brand
Consumer division [member] | UNITED KINGDOM | Goodwill and brand names [member]
Statement Line Items [Line Items]
	13,355
Commercial division [member]
Statement Line Items [Line Items]
Goodwill	153,421	142,532
Brand		14,663
Commercial division [member] | Goodwill and brand names [member]
Statement Line Items [Line Items]
		$ 157,195
Commercial division [member] | The North America [member]
Statement Line Items [Line Items]
Goodwill	153,421
Brand	14,800
Commercial division [member] | The North America [member] | Goodwill and brand names [member]
Statement Line Items [Line Items]
	168,221
Commercial division [member] | UNITED KINGDOM
Statement Line Items [Line Items]
Goodwill
Brand
Commercial division [member] | UNITED KINGDOM | Goodwill and brand names [member]
Statement Line Items [Line Items]